Consolidated Statement of Changes in Equity - EUR (€) € in Millions		Total		Called up share capital [member]	Share Premium Account [member]	Other reserves [member]	Retained profit [member]	Equity Attributable to Owners of Parent [member]	Non-controlling Interests [member]
Beginning balance at Dec. 31, 2015		€ 16,082		€ 484	€ 152	€ (7,816)	€ 22,619	€ 15,439	€ 643
Profit or loss for the period		5,547					5,184	5,184	363
Other comprehensive income net of tax:
Fair value gains/(losses) on financial instruments	[1]	(15)				(15)		(15)
Remeasurement of defined benefit pension plans net of tax		(980)					(980)	(980)
Currency retranslation gains/(losses)		217				189	17	206	11
Total comprehensive income		4,769				174	4,221	4,395	374
Dividends on ordinary capital		(3,600)					(3,600)	(3,600)
Other movements in treasury shares	[2]	(258)				(45)	(213)	(258)
Share-based payment credit	[3]	198					198	198
Dividends paid to non-controlling interests		(364)							(364)
Currency retranslation gains/(losses) net of tax		(18)			(18)			(18)
Other movements in equity		171				244	(46)	198	(27)
Ending balance at Dec. 31, 2016		16,980		484	134	(7,443)	23,179	16,354	626
Profit or loss for the period		6,486					6,053	6,053	433
Other comprehensive income net of tax:
Fair value gains/(losses) on financial instruments	[1]	(75)				(76)		(76)	1
Cash flow hedges		(68)
Remeasurement of defined benefit pension plans net of tax		1,282					1,282	1,282
Currency retranslation gains/(losses)		(983)				(903)	(27)	(930)	(53)
Total comprehensive income		6,710				(979)	7,308	6,329	381
Dividends on ordinary capital		(3,916)					(3,916)	(3,916)
Repurchase of shares	[4]	(5,014)				(5,014)		(5,014)
Other movements in treasury shares	[2]	(204)				(30)	(174)	(204)
Share-based payment credit	[3]	284					284	284
Dividends paid to non-controlling interests		(345)							(345)
Currency retranslation gains/(losses) net of tax		(4)			(4)			(4)
Other movements in equity		(104)				(167)	(33)	(200)	96
Ending balance (After Restatement [member]) at Dec. 31, 2017		14,780		484	130	(13,633)	27,041	14,022	758
Ending balance at Dec. 31, 2017		14,387		484	130	(13,633)	26,648	13,629	758
Other comprehensive income net of tax:
Hyperinflation restatement at beginning of year		393					393	393
Profit or loss for the period		9,808					9,389	9,389	419
Equity instruments		51	[1]			51		51
Cash flow hedges		(55)				(56)		(56)	1
Remeasurement of defined benefit pension plans net of tax		(328)					(330)	(330)	2
Currency retranslation gains/(losses)		(861)				(836)	(10)	(846)	(15)
Total comprehensive income		8,615				(841)	9,049	8,208	407
Dividends on ordinary capital		(4,081)					(4,081)	(4,081)
Repurchase of shares	[4]	(6,020)				(6,020)		(6,020)
Cancellation of treasury shares	[5]			(20)		5,069	(5,049)
Other movements in treasury shares	[2]	(253)				(8)	(245)	(253)
Share-based payment credit	[3]	196					196	196
Dividends paid to non-controlling interests		(342)							(342)
Currency retranslation gains/(losses) net of tax		(1)			(1)			(1)
Hedging gain/(loss) transferred to non-financial assets		71				71		71
Other movements in equity	[6]	(673)				76	(646)	(570)	(103)
Ending balance at Dec. 31, 2018		€ 12,292		€ 464	€ 129	€ (15,286)	€ 26,265	€ 11,572	€ 720

[1]	Classification in 2018 has changed following adoption of IFRS 9. See note 1 for further details.
[2]	Includes purchases and sales of treasury shares other than the share buyback programme, transfer from treasury shares to retained profit of share-settled schemes arising from prior years and differences between exercise and grant price of share options.
[3]	The share-based payment credit relates to the non-cash charge recorded in operating profit in respect of the fair value of share options and awards granted to employees.
[4]	Repurchase of shares reflects the cost of acquiring ordinary shares as part of the share buyback programmes announced on 19 April 2018 and 6 April 2017.
[5]	During 2018 122,965,077 PLC ordinary shares were cancelled. The amount paid to repurchase these shares was initially recognised in other reserves and is transferred to retained profit on cancellation.
[6]	Includes a €662 million premium paid for purchase of the non-controlling interest in Unilever South Africa from Remgro.